Bingham McCutchen LLP
One Federal Street
Boston, MA 02110
December 13, 2011
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Goldman Sachs Trust Registration Statement on Form N-14 (File No. 811-05349)
Ladies and Gentlemen:
     On behalf of our client, Goldman Sachs Trust (the “Registrant”), a Delaware statutory trust, we are hereby filing a combined proxy and registration statement on Form N-14, with exhibits (the “Registration Statement”).
     The Registration Statement relates to a proposed Agreement and Plan of Reorganization whereby substantially all of the assets of Rising Dividend Growth Fund, a series of Dividend Growth Trust, a Delaware statutory trust, will be transferred in a tax-free reorganization to Goldman Sachs Rising Dividend Growth Fund, a newly-organized series of the Registrant Trust that will be created to continue the operations of Rising Dividend Growth Fund, in exchange for shares of Goldman Sachs Rising Dividend Growth Fund.
     The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. It is proposed that this filing will become effective on January 12, 2012 pursuant to Rule 488.
     Please call the undersigned at (617) 951-8458 or Barry N. Hurwitz at (617) 951-8267 with any questions relating to the filing.

Sincerely,
/s/ Jeremy B. Kantrowitz
Jeremy B. Kantrowitz